Thrivent Government Bond Fund Expense Example - Thrivent Government Bond Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 278
Expense Example, with Redemption, 3 Years	599
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	1,914
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	$ 1,271